UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Aptus Collared Investment Opportunity ETF
ACIO (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Collared Investment Opportunity ETF	$42	0.79%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,452,253,598
Number of Holdings	108
Portfolio Turnover	11%
Net Advisory Fee	$4,596,103
30-Day SEC Yield	0.42%
30-Day SEC Yield Unsubsidized	0.42%
Visit https://aptusetfs.com/acio/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	7.1%
NVIDIA Corporation	6.7%
Microsoft Corporation	6.2%
Alphabet, Inc. - Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.6%
Broadcom, Inc.	2.1%
ServiceNow, Inc.	1.9%
JPMorgan Chase & Company	1.9%
Exxon Mobil Corporation	1.8%

Security Type	(% of Net Assets)
Common Stocks	98.2%
Purchased Options	2.0%
Cash & Other	0.3%
Money Market Funds	0.2%
Written Options	-0.7%

Top Sectors	(% of Net Assets)
Technology	31.5%
Consumer, Non-cyclical	16.0%
Financial	14.4%
Communications	13.5%
Consumer, Cyclical	8.5%
Industrial	6.4%
Energy	3.3%
Utilities	2.5%
Basic Materials	2.1%
Cash & Other	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/acio/.
Aptus Collared Investment Opportunity ETF	PAGE 1	TSR-SAR-26922A222

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Collared Investment Opportunity ETF	PAGE 2	TSR-SAR-26922A222

Aptus Defined Risk ETF
DRSK (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Defined Risk ETF	$36	0.69%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$932,275,981
Number of Holdings	27
Portfolio Turnover	9%
Net Advisory Fee	$2,378,590
30-Day SEC Yield	3.73%
30-Day SEC Yield Unsubsidized	3.73%
Visit https://aptusetfs.com/drsk/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
iShares iBonds Dec 2028 Term Corporate ETF	9.8%
iShares iBonds Dec 2031 Term Corporate ETF	9.6%
iShares iBonds Dec 2027 Term Corporate ETF	8.8%
iShares iBonds Dec 2029 Term Corporate ETF	8.5%
iShares iBonds Dec 2032 Term Corporate ETF	7.0%
iShares iBonds Dec 2033 Term Corporate ETF	7.0%
Invesco BulletShares 2032 Corporate Bond ETF	7.0%
iShares iBonds Dec 2030 Term Corporate ETF	6.6%
Invesco BulletShares 2030 Corporate Bond ETF	6.4%
Invesco BulletShares 2031 Corporate Bond ETF	6.0%

Security Type	(% of Net Assets)
Exchange Traded Funds	92.4%
Purchased Options	4.5%
Cash & Other	2.5%
Money Market Funds	1.4%
Written Options	-0.8%

Top Sectors	(% of Net Assets)
Investment Grade Corporate Bonds	92.4%
Cash & Other	7.6%
Aptus Defined Risk ETF	PAGE 1	TSR-SAR-26922A388

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/drsk/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Defined Risk ETF	PAGE 2	TSR-SAR-26922A388

Aptus Drawdown Managed Equity ETF
ADME (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Drawdown Managed Equity ETF	$43	0.79%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$224,561,272
Number of Holdings	82
Portfolio Turnover	10%
Net Advisory Fee	$771,125
30-Day SEC Yield	0.44%
30-Day SEC Yield Unsubsidized	0.44%
Visit https://aptusetfs.com/adme/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	7.1%
NVIDIA Corporation	6.8%
Microsoft Corporation	6.3%
Alphabet, Inc. - Class C	3.8%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc. - Class A	2.6%
Broadcom, Inc.	2.1%
ServiceNow, Inc.	1.9%
JPMorgan Chase & Company	1.9%
Exxon Mobil Corporation	1.8%

Security Type	(% of Net Assets)
Common Stocks	98.7%
Purchased Options	1.1%
Money Market Funds	0.4%
Cash & Other	0.4%
Written Options	-0.6%

Top Sectors	(% of Net Assets)
Technology	31.6%
Consumer, Non-cyclical	16.1%
Financial	14.4%
Communications	13.6%
Consumer, Cyclical	8.6%
Industrial	6.5%
Energy	3.3%
Utilities	2.5%
Basic Materials	2.1%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/adme/.
Aptus Drawdown Managed Equity ETF	PAGE 1	TSR-SAR-26922A784

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Drawdown Managed Equity ETF	PAGE 2	TSR-SAR-26922A784

Aptus Enhanced Yield ETF
JUCY (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Enhanced Yield ETF	$30	0.59%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$348,377,428
Number of Holdings	15
Portfolio Turnover	24%
Net Advisory Fee	$985,312
30-Day SEC Yield	7.63%
30-Day SEC Yield Unsubsidized	7.63%
Visit https://aptusetfs.com/jucy/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
U.S. Treasury Notes	83.9%
Citigroup Global Markets Holdings, Inc., ELN	3.6%
GS Finance Corporation, ELN	3.5%
BNP Paribas Issuance B.V., ELN	3.5%
UBS AG, ELN	3.5%
First American Treasury Obligations Fund - Class X	1.2%

Security Type	(% of Net Assets)
U.S. Treasury Securities	83.9%
Equity-Linked Notes	14.1%
Money Market Funds	1.2%
Cash & Other	0.8%

Top Sectors	(% of Net Assets)
U.S. Government	83.9%
Cash & Other	16.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/jucy/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Enhanced Yield ETF	PAGE 1	TSR-SAR-26922B642

Aptus International Enhanced Yield ETF
IDUB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus International Enhanced Yield ETF	$20	0.39%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$214,485,211
Number of Holdings	7
Portfolio Turnover	0%
Net Advisory Fee	$372,143
30-Day SEC Yield	5.60%
30-Day SEC Yield Unsubsidized	5.60%
Visit https://aptusetfs.com/idub/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
iShares Core MSCI International Developed Markets ETF	56.1%
SPDR Portfolio Emerging Markets ETF	28.8%
GS Finance Corporation, ELN	3.5%
UBS AG, ELN	3.4%
Citigroup Global Markets Holdings, Inc., ELN	3.4%
BNP Paribas Issuance B.V., ELN	3.4%
First American Treasury Obligations Fund - Class X	1.2%

Security Type	(% of Net Assets)
Exchange Traded Funds	84.9%
Equity-Linked Notes	13.7%
Money Market Funds	1.2%
Cash & Other	0.2%

Top Sectors	(% of Net Assets)
Developed Market Equity	56.1%
Emerging Market Equity	28.8%
Cash & Other	15.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/idub/.
Aptus International Enhanced Yield ETF	PAGE 1	TSR-SAR-26922B709

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus International Enhanced Yield ETF	PAGE 2	TSR-SAR-26922B709

Aptus Large Cap Enhanced Yield ETF
DUBS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Enhanced Yield ETF	$21	0.39%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$205,808,970
Number of Holdings	384
Portfolio Turnover	0%
Net Advisory Fee	$359,684
30-Day SEC Yield	2.70%
30-Day SEC Yield Unsubsidized	2.70%
Visit https://aptusetfs.com/dubs/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.0%
NVIDIA Corporation	5.9%
Microsoft Corporation	5.5%
UBS AG, ELN	3.5%
Citigroup Global Markets Holdings, Inc., ELN	3.5%
BNP Paribas Issuance B.V., ELN	3.5%
GS Finance Corporation, ELN	3.4%
Alphabet, Inc. - Class A	3.4%
Amazon.com, Inc.	3.1%
Meta Platforms, Inc. - Class A	2.3%

Security Type	(% of Net Assets)
Common Stocks	84.8%
Equity-Linked Notes	13.9%
Money Market Funds	1.0%
Cash & Other	0.3%

Top Sectors	(% of Net Assets)
Technology	26.1%
Consumer, Non-cyclical	14.5%
Communications	12.7%
Financial	12.3%
Consumer, Cyclical	7.0%
Industrial	5.8%
Energy	3.0%
Utilities	1.9%
Basic Materials	1.5%
Cash & Other	15.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/dubs/.
Aptus Large Cap Enhanced Yield ETF	PAGE 1	TSR-SAR-26922B535

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Aptus Large Cap Enhanced Yield ETF	PAGE 2	TSR-SAR-26922B535

Opus Small Cap Value ETF
OSCV (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opus Small Cap Value ETF	$42	0.79%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$462,110,255
Number of Holdings	70
Portfolio Turnover	14%
Net Advisory Fee	$1,413,918
30-Day SEC Yield	1.29%
30-Day SEC Yield Unsubsidized	1.29%
Visit https://aptusetfs.com/oscv/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top 10 Issuers	(% of Net Assets)
Ensign Group, Inc.	2.8%
Viper Energy, Inc.	2.8%
Casey’s General Stores, Inc.	2.8%
Tetra Tech, Inc.	2.6%
Texas Roadhouse, Inc.	2.6%
First American Treasury Obligations Fund - Class X	2.6%
KB Home	2.2%
Chemed Corporation	2.1%
Comfort Systems USA, Inc.	2.1%
Primerica, Inc.	2.0%

Security Type	(% of Net Assets)
Common Stocks	97.8%
Money Market Funds	2.6%
Cash & Other	-0.4%

Top Sectors	(% of Net Assets)
Financial	30.4%
Industrial	22.7%
Consumer, Cyclical	12.5%
Consumer, Non-cyclical	12.1%
Energy	10.6%
Utilities	3.7%
Basic Materials	3.5%
Technology	2.3%
Cash & Other	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://aptusetfs.com/oscv/.
Opus Small Cap Value ETF	PAGE 1	TSR-SAR-26922A446

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Aptus Capital Advisors documents not be householded, please contact Aptus Capital Advisors at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Aptus Capital Advisors or your financial intermediary.
Opus Small Cap Value ETF	PAGE 2	TSR-SAR-26922A446

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Aptus Collared Investment Opportunity ETF (ACIO)
Aptus Defined Risk ETF (DRSK)
Aptus Drawdown Managed Equity ETF (ADME)
Aptus Enhanced Yield ETF (JUCY)
Aptus International Enhanced Yield ETF (IDUB)
Aptus Large Cap Enhanced Yield ETF (DUBS)
Opus Small Cap Value ETF (OSCV)
Semi-Annual Financial Statements and Additional Information
October 31, 2024 (Unaudited)

Aptus Collared Investment Opportunity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Basic Materials - 2.1%
Freeport-McMoRan, Inc.(a)	121,327	$5,462,142
Linde PLC(a)	42,969	19,600,309
Sherwin-Williams Company(a)	16,737	6,004,733
		31,067,184
Communications - 13.5%
Alphabet, Inc. - Class C(a)	317,761	54,874,147
Amazon.com, Inc.(a)(b)	279,094	52,023,122
Comcast Corporation - Class A(a)	134,235	5,862,042
Meta Platforms, Inc. - Class A(a)	66,260	37,607,851
Motorola Solutions, Inc.	27,272	12,254,673
Netflix, Inc.(a)(b)	22,166	16,758,161
T-Mobile US, Inc.(a)	77,178	17,223,043
		196,603,039
Consumer, Cyclical - 8.5%
Costco Wholesale Corporation(a)	16,391	14,328,684
Lowe’s Companies, Inc.(a)	68,175	17,850,260
Marriott International, Inc. - Class A(a)	59,176	15,386,944
McDonald’s Corporation(a)	50,261	14,681,741
PulteGroup, Inc.(a)	92,985	12,044,347
Tesla, Inc.(a)(b)	83,116	20,766,533
TJX Companies, Inc.(a)	107,880	12,193,676
Walmart, Inc.(a)	205,122	16,809,748
		124,061,933
Consumer, Non-cyclical- 16.0%
Abbott Laboratories(a)	101,768	11,537,438
AbbVie, Inc.(a)	56,546	11,528,033
Altria Group, Inc.(a)	162,423	8,845,556
Amgen, Inc.(a)	18,198	5,826,272
Automatic Data Processing, Inc.	15,262	4,414,381
Bristol-Myers Squibb Company	182,645	10,186,112
Cintas Corporation	65,112	13,400,701
Eli Lilly & Company(a)	23,696	19,661,519
HCA Healthcare, Inc.	20,177	7,238,297
Intuitive Surgical, Inc.(b)	28,731	14,475,827
Johnson & Johnson(a)	98,994	15,825,181
Mondelez International, Inc. - Class A(a)	150,766	10,324,456
PepsiCo, Inc.(a)	103,109	17,124,343
Procter & Gamble Company(a)	96,876	16,001,978
Stryker Corporation(a)	69,838	24,881,882
Thermo Fisher Scientific, Inc.(a)	29,927	16,349,718
UnitedHealth Group, Inc.(a)	31,290	17,663,205
Vertex Pharmaceuticals, Inc.(b)	14,864	7,074,967
		232,359,866
Energy - 3.3%
Diamondback Energy, Inc.(a)	60,911	10,767,238
EOG Resources, Inc.	53,689	6,547,910
Exxon Mobil Corporation(a)	228,653	26,702,097
Schlumberger NV	86,426	3,463,090
		47,480,335

	Shares	Value
Financial - 14.4%
American Tower Corporation	60,722	$12,966,576
Bank of America Corporation(a)	331,292	13,854,632
Berkshire Hathaway, Inc. - Class B(a)(b)	54,899	24,755,057
Blackrock, Inc.(a)	17,814	17,476,068
Citigroup, Inc.(a)	132,754	8,518,824
Digital Realty Trust, Inc.	56,472	10,065,005
Intercontinental Exchange, Inc.(a)	66,860	10,421,468
JPMorgan Chase & Company(a)	122,410	27,165,227
Marsh & McLennan Companies, Inc.(a)	59,491	12,983,316
Morgan Stanley(a)	128,637	14,954,051
Progressive Corporation(a)	96,130	23,343,248
Public Storage(a)	21,216	6,981,337
Visa, Inc. - Class A(a)	87,199	25,274,630
		208,759,439
Industrial - 6.4%
Caterpillar, Inc.(a)	66,695	25,090,659
CSX Corporation(a)	431,919	14,529,755
Deere & Company(a)	21,181	8,571,739
Eaton Corporation PLC	25,291	8,385,990
Honeywell International, Inc.(a)	60,609	12,466,059
Lockheed Martin Corporation	44,488	24,292,672
		93,336,874
Technology - 31.5%(c)
Accenture PLC - Class A(a)	47,236	16,287,918
Adobe, Inc.(a)(b)	13,591	6,497,585
Advanced Micro Devices, Inc.(b)	48,318	6,961,174
Analog Devices, Inc.(a)	59,542	13,284,416
Apple, Inc.(a)	455,395	102,878,284
Applied Materials, Inc.(a)	115,127	20,904,761
Broadcom, Inc.(a)	176,216	29,916,190
Broadridge Financial Solutions, Inc.	27,432	5,784,311
Fiserv, Inc.(a)(b)	75,317	14,905,234
Intuit, Inc.(a)	23,090	14,091,827
Microsoft Corporation(a)	222,731	90,506,742
NVIDIA Corporation(a)	737,455	97,904,526
ServiceNow, Inc.(a)(b)	29,911	27,906,664
Tyler Technologies, Inc.(b)	14,761	8,939,114
		456,768,746
Utilities - 2.5%
Duke Energy Corporation	84,361	9,724,293
NextEra Energy, Inc.(a)	134,620	10,668,635
Southern Company(a)	172,340	15,688,110
		36,081,038
TOTAL COMMON STOCKS (Cost $1,134,096,656)		1,426,518,454

The accompanying notes are an integral part of these financial statements.

1

Aptus Collared Investment Opportunity ETF
Schedule of Investments
October 31, 2024 (Unaudited) (Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.0%(d)(e)
Call Options - 0.1%
S&P 500 Index
Expiration: 10/31/2024; Exercise Price: $5,790.00(f)	$6,333,049,500	11,100	$27,750
Expiration: 03/21/2025; Exercise Price: $6,500.00	427,908,750	750	975,000
			1,002,750
Put Options - 1.9%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $5,550.00(f)	1,483,417,000	2,600	28,457,000
TOTAL PURCHASED OPTIONS (Cost $21,688,602)			29,459,750
		Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.74%(g)		2,737,281	2,737,281
TOTAL SHORT-TERM INVESTMENTS (Cost $2,737,281)			2,737,281
TOTAL INVESTMENTS - 100.4% (Cost $1,158,522,539)			$1,458,715,485
Liabilities in Excess of Other Assets - (0.4)%			(6,461,887)
TOTAL NET ASSETS - 100.0%			$1,452,253,598

Percentages are stated as a percent of net assets.
(a)	All or part of this security is held as collateral for written options. At October 31, 2024, the total value of securities held as collateral amounted to $571,055,990 or 39.3% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 9 in the Notes to Financial Statements.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written options. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
October 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%(a)(b)
Call Options - (0.1)%
Abbott Laboratories, Expiration: 11/15/2024; Exercise Price: $122.00	$(11,337,000)	(1,000)	$(47,000)
AbbVie, Inc., Expiration: 11/15/2024; Exercise Price: $220.00	(10,193,500)	(500)	(27,250)
Accenture PLC – Class A, Expiration: 11/15/2024; Exercise Price: $375.00	(13,792,800)	(400)	(9,000)
Advanced Micro Devices, Inc., Expiration: 11/15/2024; Exercise Price: $180.00	(5,762,800)	(400)	(6,400)
Alphabet, Inc. – Class C, Expiration: 11/15/2024; Exercise Price: $195.00	(51,807,000)	(3,000)	(33,000)
Bank of America Corporation, Expiration: 11/15/2024; Exercise Price: $46.00	(6,691,200)	(1,600)	(16,800)
Caterpillar, Inc., Expiration: 11/15/2024; Exercise Price: $425.00	(22,572,000)	(600)	(38,400)
Eli Lilly & Company, Expiration: 11/15/2024; Exercise Price: $950.00	(19,084,020)	(230)	(30,475)
Exxon Mobil Corporation, Expiration: 11/15/2024; Exercise Price: $126.00	(23,356,000)	(2,000)	(82,000)
Honeywell International, Inc., Expiration: 11/15/2024; Exercise Price: $222.50	(6,170,400)	(300)	(6,000)
Intuit, Inc., Expiration: 11/15/2024; Exercise Price: $690.00	(12,206,000)	(200)	(18,000)
JPMorgan Chase & Company, Expiration: 11/15/2024; Exercise Price: $240.00	(13,315,200)	(600)	(28,800)
Lowe’s Companies, Inc., Expiration: 11/15/2024; Exercise Price: $295.00	(15,709,800)	(600)	(12,000)
Marriott International, Inc. – Class A, Expiration: 11/08/2024; Exercise Price: $285.00	(13,001,000)	(500)	(56,250)
McDonald’s Corporation, Expiration: 11/15/2024; Exercise Price: $310.00	(14,605,500)	(500)	(32,250)
Meta Platforms, Inc. – Class A, Expiration: 11/01/2024; Exercise Price: $700.00	(36,892,700)	(650)	(325)
Morgan Stanley, Expiration: 11/15/2024; Exercise Price: $130.00	(13,950,000)	(1,200)	(15,600)
Netflix, Inc., Expiration: 11/15/2024; Exercise Price: $820.00	(16,632,660)	(220)	(26,070)
PepsiCo, Inc., Expiration: 11/15/2024; Exercise Price: $175.00	(16,608,000)	(1,000)	(28,000)
Procter & Gamble Company, Expiration: 11/15/2024; Exercise Price: $175.00	(15,692,100)	(950)	(15,200)
Progressive Corporation, Expiration: 11/15/2024; Exercise Price: $230.00	(7,284,900)	(300)	(442,500)
S&P 500 Index, Expiration: 10/31/2024; Exercise Price: $5,800.00	(6,333,049,500)	(11,100)	(27,750)
Tesla, Inc., Expiration: 11/15/2024; Exercise Price: $350.00	(12,492,500)	(500)	(8,750)
TJX Companies, Inc., Expiration: 11/22/2024; Exercise Price: $123.00	(11,303,000)	(1,000)	(58,000)
T-Mobile US, Inc., Expiration: 12/20/2024; Exercise Price: $250.00	(15,621,200)	(700)	(50,050)
Visa, Inc. – Class A, Expiration: 11/15/2024; Exercise Price: $310.00	(23,188,000)	(800)	(38,000)
Walmart, Inc., Expiration: 11/15/2024; Exercise Price: $85.00	(6,556,000)	(800)	(46,800)
Total Call Options			(1,200,670)

The accompanying notes are an integral part of these financial statements.

3

Aptus Collared Investment Opportunity ETF
Schedule of Written Options
October 31, 2024 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Put Options - (0.6)%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $4,900.00	$(1,483,417,000)	(2,600)	$(8,749,000)
TOTAL WRITTEN OPTIONS (Premiums received $8,148,736)			$(9,949,670)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

4

Aptus Defined Risk ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 92.4%(a)
Investment Grade Corporate Bonds – 92.4%
Invesco BulletShares 2025 Corporate Bond ETF	1,839,309	$37,944,945
Invesco BulletShares 2026 Corporate Bond ETF	1,972,417	38,304,338
Invesco BulletShares 2028 Corporate Bond ETF	1,362,234	27,544,372
Invesco BulletShares 2029 Corporate Bond ETF	2,329,701	42,913,092
Invesco BulletShares 2030 Corporate Bond ETF(b)	3,621,995	59,726,698
Invesco BulletShares 2031 Corporate Bond ETF(b)	3,460,175	56,089,437
Invesco BulletShares 2032 Corporate Bond ETF(b)	3,212,451	65,373,378
iShares iBonds Dec 2027 Term Corporate ETF	3,398,360	81,866,492
iShares iBonds Dec 2028 Term Corporate ETF	3,624,770	91,017,975
iShares iBonds Dec 2029 Term Corporate ETF	3,456,607	79,571,093
iShares iBonds Dec 2030 Term Corporate ETF	2,833,399	61,144,750
iShares iBonds Dec 2031 Term Corporate ETF(b)	4,324,232	89,252,148
iShares iBonds Dec 2032 Term Corporate ETF(b)	2,630,603	65,673,004
iShares iBonds Dec 2033 Term Corporate ETF(b)	2,562,062	65,435,064
TOTAL EXCHANGE TRADED FUNDS (Cost $861,371,150)		861,856,786

	Notional Amount	Contracts
PURCHASED OPTIONS - 4.5%(c)(d)
Call Options - 3.7%
Amazon.com, Inc., Expiration: 03/21/2025; Exercise Price: $220.00	$139,800,000	7,500	4,256,250
Broadcom, Inc., Expiration: 03/21/2025; Exercise Price: $190.00(e)	118,839,000	7,000	8,225,000
Microsoft Corporation, Expiration: 03/21/2025; Exercise Price: $440.00	121,905,000	3,000	4,395,000
NVIDIA Corporation, Expiration: 03/21/2025; Exercise Price: $165.00(e)	98,242,400	7,400	6,345,500

	Notional Amount	Contracts	Value
Occidental Petroleum Corporation, Expiration: 03/21/2025; Exercise Price: $60.00	$125,275,000	25,000	$2,875,000
S&P 500 Index
Expiration: 10/31/2024; Exercise Price: $5,790.00(e)	4,107,924,000	7,200	18,000
Expiration: 03/21/2025; Exercise Price: $6,500.00	3,708,542,500	6,500	8,450,000
			34,564,750
Put Options - 0.8%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $5,700.00(e)	285,272,500	500	6,922,500
TOTAL PURCHASED OPTIONS (Cost $42,429,541)			41,487,250
		Shares
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Treasury Obligations Fund - Class X, 4.74%(f)		13,400,520	13,400,520
TOTAL SHORT-TERM INVESTMENTS (Cost $13,400,520)			13,400,520
TOTAL INVESTMENTS - 98.3% (Cost $917,201,211)			$916,744,556
Other Assets in Excess of Liabilities - 1.7%			15,531,425
TOTAL NET ASSETS - 100.0%			$932,275,981

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)	Affiliated Exchange Traded Fund during the period. See Note 5 in Notes to Financial Statements.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written options. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Aptus Defined Risk ETF
Schedule of Written Options
October 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.8)%(a)(b)
Call Options - (0.6)%
Broadcom, Inc., Expiration: 03/21/2025; Exercise Price: $225.00	$(118,839,000)	(7,000)	$(3,010,000)
NVIDIA Corporation, Expiration: 03/21/2025; Exercise Price: $215.00	(98,242,400)	(7,400)	(2,042,400)
S&P 500 Index, Expiration: 10/31/2024; Exercise Price: $5,800.00	(4,107,924,000)	(7,200)	(18,000)
Total Call Options			(5,070,400)
Put Options - (0.2)%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $5,150.00	(285,272,500)	(500)	(2,005,000)
TOTAL WRITTEN OPTIONS (Premiums received $6,837,625)			$(7,075,400)

(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

6

Aptus Drawdown Managed Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Basic Materials - 2.1%
Freeport-McMoRan, Inc.	18,882	$850,067
Linde PLC	6,718	3,064,416
Sherwin-Williams Company	2,656	952,893
		4,867,376
Communications - 13.6%
Alphabet, Inc. - Class C	49,290	8,511,890
Amazon.com, Inc.(a)	43,162	8,045,397
Comcast Corporation - Class A	20,515	895,890
Meta Platforms, Inc. - Class A	10,283	5,836,425
Motorola Solutions, Inc.	4,234	1,902,548
Netflix, Inc.(a)	3,433	2,595,451
T-Mobile US, Inc.	12,072	2,693,988
		30,481,589
Consumer, Cyclical - 8.6%
Costco Wholesale Corporation	2,559	2,237,027
Lowe’s Companies, Inc.	10,568	2,767,019
Marriott International, Inc. - Class A	9,136	2,375,543
McDonald’s Corporation	7,768	2,269,111
PulteGroup, Inc.	14,483	1,875,983
Tesla, Inc.(a)	12,991	3,245,801
TJX Companies, Inc.	16,940	1,914,728
Walmart, Inc.	31,755	2,602,322
		19,287,534
Consumer, Non-cyclical- 16.1%
Abbott Laboratories	15,946	1,807,798
AbbVie, Inc.	8,866	1,807,511
Altria Group, Inc.	25,178	1,371,194
Amgen, Inc.	2,873	919,820
Automatic Data Processing, Inc.	2,471	714,712
Bristol-Myers Squibb Company	28,291	1,577,789
Cintas Corporation	10,244	2,108,318
Elevance Health, Inc.	3	1,217
Eli Lilly & Company	3,673	3,047,635
HCA Healthcare, Inc.	3,124	1,120,704
Intuitive Surgical, Inc.(a)	4,450	2,242,088
Johnson & Johnson	15,331	2,450,814
Mondelez International, Inc. - Class A	23,539	1,611,951
PepsiCo, Inc.	16,006	2,658,276
Procter & Gamble Company	15,003	2,478,196
Stryker Corporation	10,866	3,871,338
Thermo Fisher Scientific, Inc.	4,664	2,548,036
UnitedHealth Group, Inc.	4,868	2,747,986
Vertex Pharmaceuticals, Inc.(a)	2,302	1,095,706
		36,181,089
Energy - 3.3%
Diamondback Energy, Inc.	9,502	1,679,668
EOG Resources, Inc.	8,328	1,015,683

	Shares	Value
Exxon Mobil Corporation	35,205	$4,111,240
Schlumberger NV	13,441	538,581
		7,345,172
Financial - 14.4%
American Tower Corporation	9,401	2,007,489
Bank of America Corporation	50,963	2,131,273
Berkshire Hathaway, Inc. - Class B(a)	8,516	3,840,035
Blackrock, Inc.	2,785	2,732,168
Citigroup, Inc.	20,851	1,338,009
Digital Realty Trust, Inc.	8,853	1,577,870
Intercontinental Exchange, Inc.	10,370	1,616,372
JPMorgan Chase & Company	19,088	4,236,009
Marsh & McLennan Companies, Inc.	9,245	2,017,629
Morgan Stanley	19,924	2,316,165
Progressive Corporation	14,871	3,611,125
Public Storage	3,348	1,101,693
Visa, Inc. - Class A	13,493	3,910,946
		32,436,783
Industrial - 6.5%
Caterpillar, Inc.	10,432	3,924,519
CSX Corporation	66,906	2,250,718
Deere & Company	3,386	1,370,280
Eaton Corporation PLC	3,955	1,311,399
Honeywell International, Inc.	9,377	1,928,661
Lockheed Martin Corporation	6,926	3,781,942
		14,567,519
Technology - 31.6%(b)
Accenture PLC - Class A	7,287	2,512,703
Adobe, Inc.(a)	2,165	1,035,043
Advanced Micro Devices, Inc.(a)	7,545	1,087,008
Analog Devices, Inc.	9,339	2,083,624
Apple, Inc.	70,660	15,962,801
Applied Materials, Inc.	17,739	3,221,048
Broadcom, Inc.	27,395	4,650,849
Broadridge Financial Solutions, Inc.	4,270	900,372
Fiserv, Inc.(a)	11,684	2,312,264
Intuit, Inc.	3,609	2,202,573
Microsoft Corporation	34,545	14,037,361
NVIDIA Corporation	114,376	15,184,558
ServiceNow, Inc.(a)	4,673	4,359,862
Tyler Technologies, Inc.(a)	2,275	1,377,717
		70,927,783
Utilities - 2.5%
Duke Energy Corporation	13,016	1,500,355
NextEra Energy, Inc.	20,905	1,656,721
Southern Company	26,568	2,418,485
		5,575,561
TOTAL COMMON STOCKS (Cost $166,867,116)		221,670,406

The accompanying notes are an integral part of these financial statements.

7

Aptus Drawdown Managed Equity ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.1%(c)(d)
Call Options - 0.0%(e)
S&P 500 Index, Expiration: 10/31/2024; Exercise Price: $5,790.00(f)	$969,926,500	1,700	$4,250
Put Options - 1.1%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $4,100.00(f)	1,141,090,000	2,000	2,380,000
TOTAL PURCHASED OPTIONS (Cost $2,192,215)			2,384,250
		Shares
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.74%(g)		991,144	991,144
TOTAL SHORT-TERM INVESTMENTS (Cost $991,144)			991,144
TOTAL INVESTMENTS - 100.2% (Cost $170,050,475)			$225,045,800
Liabilities in Excess of Other Assets - (0.2)%			(484,528)
TOTAL NET ASSETS - 100.0%			$224,561,272

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 9 in the Notes to Financial Statements.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)	Held in connection with written options. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

8

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
October 31, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%(a)(b)
Call Options - (0.0)%(c)
S&P 500 Index, Expiration: 10/31/2024; Exercise Price: $5,800.00	$(969,926,500)	(1,700)	$(4,250)
Put Options - (0.6)%
S&P 500 Index, Expiration: 01/17/2025; Exercise Price: $3,500.00	(1,141,090,000)	(2,000)	(1,450,000)
TOTAL WRITTEN OPTIONS (Premiums received $1,223,289)			$ (1,454,250)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

Aptus Enhanced Yield ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Principal Amount	Value
U.S. TREASURY SECURITIES - 83.9%
United States Treasury Notes
4.50%, 11/30/2024	$14,000,000	$13,997,252
3.88%, 03/31/2025	25,000,000	24,937,101
0.25%, 08/31/2025	20,000,000	19,330,629
4.38%, 08/15/2026	45,000,000	45,148,535
1.63%, 09/30/2026	25,000,000	23,854,492
2.75%, 07/31/2027	50,500,000	48,695,019
0.50%, 10/31/2027	25,000,000	22,457,520
2.25%, 11/15/2027	30,000,000	28,393,945
1.00%, 07/31/2028	50,500,000	45,010,098
4.50%, 05/31/2029	20,000,000	20,287,891
TOTAL U.S. TREASURY SECURITIES (Cost $293,662,874)		292,112,482
EQUITY-LINKED NOTES - 14.1%
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index), 47.66%, 11/07/2024(a)	12,500,000	12,596,961
GS Finance Corporation, ELN, (linked to S&P 500 Index), 40.05%, 11/15/2024(a)	12,500,000	12,282,172
UBS AG, ELN, (linked to S&P 500 Index), 37.60%, 11/21/2024(a)	12,200,000	12,039,425
BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index), 38.65%, 11/29/2024(a)	12,200,000	12,150,921
TOTAL EQUITY-LINKED NOTES (Cost $49,400,000)		49,069,479
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.74%(b)	4,220,663	4,220,663
TOTAL SHORT-TERM INVESTMENTS (Cost $4,220,663)		4,220,663
TOTAL INVESTMENTS - 99.2% (Cost $347,283,537)		$345,402,624
Other Assets in Excess of Liabilities - 0.8%		2,974,804
TOTAL NET ASSETS - 100.0%		$348,377,428

Percentages are stated as a percent of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

Aptus International Enhanced Yield ETF
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 84.9%(a)
Developed Market Equity - 56.1%
iShares Core MSCI International Developed Markets ETF(b)	1,789,634	$120,388,679
Emerging Market Equity - 28.8%
SPDR Portfolio Emerging Markets ETF(b)	1,533,491	61,661,673
TOTAL EXCHANGE TRADED FUNDS (Cost $165,846,646)		182,050,352
	Principal Amount
EQUITY-LINKED NOTES - 13.7%
Citigroup Global Markets Holdings, Inc., ELN, (linked to iShares MSCI EAFE ETF), 39.89%, 11/07/2024(c)	$7,500,000	7,286,744
BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF), 24.65%, 11/15/2024(c)	7,500,000	7,253,427
UBS AG, ELN, (linked to iShares MSCI EAFE ETF), 20.30%, 11/21/2024(c)	7,500,000	7,371,692
GS Finance Corporation, ELN, (linked to iShares MSCI EAFE ETF), 25.10%, 11/29/2024(c)	7,500,000	7,427,829
TOTAL EQUITY-LINKED NOTES (Cost $30,000,000)		29,339,692
	Shares
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.74%(d)	2,600,479	2,600,479
TOTAL SHORT-TERM INVESTMENTS (Cost $2,600,479)		2,600,479
TOTAL INVESTMENTS - 99.8% (Cost $198,447,125)		$213,990,523
Other Assets in Excess of Liabilities - 0.2%		494,688
TOTAL NET ASSETS - 100.0%		$214,485,211

Percentages are stated as a percent of net assets.
(a)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 9 in Notes to Financial Statements.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.8%
Basic Materials - 1.5%
Air Products and Chemicals, Inc.	1,044	$324,193
Albemarle Corporation	335	31,735
Dow, Inc.	3,695	182,459
DuPont de Nemours, Inc.	1,456	120,834
Ecolab, Inc.	1,399	343,776
Freeport-McMoRan, Inc.	5,070	228,252
Linde PLC	1,855	846,158
LyondellBasell Industries NV - Class A	1,053	91,453
Newmont Corporation	2,469	112,191
Nucor Corporation	885	125,528
PPG Industries, Inc.	783	97,491
Sherwin-Williams Company	1,155	414,379
Southern Copper Corporation	1,903	208,474
		3,126,923
Communications - 12.7%
Airbnb, Inc. - Class A(a)	1,827	246,261
Alphabet, Inc. - Class A	40,775	6,977,010
Amazon.com, Inc.(a)	33,841	6,307,962
Arista Networks, Inc.(a)	1,092	421,992
AT&T, Inc.	25,997	585,972
Booking Holdings, Inc.	98	458,272
CDW Corporation	385	72,469
Charter Communications, Inc. - Class A(a)	588	192,635
Cisco Systems, Inc.	15,748	862,518
Comcast Corporation - Class A	15,750	687,803
Corning, Inc.	2,696	128,303
eBay, Inc.	1,642	94,431
MercadoLibre, Inc.(a)	31	63,153
Meta Platforms, Inc. - Class A	8,234	4,673,454
Motorola Solutions, Inc.	573	257,478
Netflix, Inc.(a)	1,613	1,219,476
Palo Alto Networks, Inc.(a)	1,098	395,642
T-Mobile US, Inc.	1,691	377,364
Trade Desk, Inc. - Class A(a)	1,712	205,800
Uber Technologies, Inc.(a)	5,645	406,722
VeriSign, Inc.(a)	305	53,936
Verizon Communications, Inc.	15,964	672,563
Walt Disney Company	6,793	653,487
Warner Bros Discovery, Inc.(a)	7,687	62,495
		26,077,198
Consumer, Cyclical - 7.0%
Aptiv PLC(a)	868	49,328
AutoZone, Inc.(a)	59	177,531
Carnival Corporation(a)	3,915	86,130
Casey’s General Stores, Inc.	70	27,581
Chipotle Mexican Grill, Inc.(a)	3,828	213,488
Copart, Inc.(a)	3,442	177,160
Costco Wholesale Corporation	1,658	1,449,390
Cummins, Inc.	404	132,908
Delta Air Lines, Inc.	1,968	112,609

	Shares	Value
Dollar General Corporation	649	$51,946
Dollar Tree, Inc.(a)	648	41,887
DR Horton, Inc.	1,173	198,237
Fastenal Company	1,847	144,398
Ferguson Enterprises, Inc.	629	123,749
Ford Motor Company	14,096	145,048
General Motors Company	4,770	242,125
Genuine Parts Company	385	44,159
Hilton Worldwide Holdings, Inc.	888	208,547
Home Depot, Inc.	3,915	1,541,531
Las Vegas Sands Corporation	2,480	128,588
Lennar Corporation - Class A	904	153,951
Live Nation Entertainment, Inc.(a)	656	76,844
Lowe’s Companies, Inc.	2,381	623,417
Lululemon Athletica, Inc.(a)	392	116,777
Marriott International, Inc. - Class A	1,056	274,581
McDonald’s Corporation	2,756	805,055
Mobileye Global, Inc. - Class A(a)	2,465	33,549
NIKE, Inc. - Class B	4,717	363,822
O’Reilly Automotive, Inc.(a)	271	312,501
PACCAR, Inc.	2,657	277,072
Pool Corporation	80	28,931
PulteGroup, Inc.	370	47,926
Ross Stores, Inc.	1,655	231,237
Royal Caribbean Cruises, Ltd.	819	169,001
Southwest Airlines Company	1,685	51,527
Starbucks Corporation	4,318	421,869
Target Corporation	1,622	243,365
Tesla, Inc.(a)	10,203	2,549,220
TJX Companies, Inc.	4,438	501,627
Tractor Supply Company	627	166,475
Ulta Beauty, Inc.(a)	110	40,588
United Airlines Holdings, Inc.(a)	895	70,043
Walgreens Boots Alliance, Inc.	2,630	24,880
Walmart, Inc.	15,944	1,306,611
W.W. Grainger, Inc.	114	126,452
Yum! Brands, Inc.	949	124,471
		14,438,132
Consumer, Non-cyclical - 14.5%
Abbott Laboratories	6,640	752,777
AbbVie, Inc.	6,640	1,353,697
Agilent Technologies, Inc.	1,427	185,952
Align Technology, Inc.(a)	261	53,513
Altria Group, Inc.	6,281	342,063
Amgen, Inc.	1,953	625,272
Archer-Daniels-Midland Company	2,893	159,723
Automatic Data Processing, Inc.	1,585	458,445
Avery Dennison Corporation	323	66,871
Baxter International, Inc.	1,570	56,049
Becton Dickinson & Company	1,185	276,804
Biogen, Inc.(a)	524	91,176
Booz Allen Hamilton Holding Corporation	354	64,308

The accompanying notes are an integral part of these financial statements.

12

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer, Non-cyclical - (Continued)
Boston Scientific Corporation(a)	6,425	$539,828
Bristol-Myers Squibb Company	8,130	453,410
Cardinal Health, Inc.	788	85,514
Cencora, Inc.	656	149,620
Centene Corporation(a)	2,708	168,600
Church & Dwight Company, Inc.	783	78,230
Cigna Group	1,113	350,384
Cintas Corporation	1,333	274,345
Clorox Company	344	54,541
Coca-Cola Company	14,904	973,380
Colgate-Palmolive Company	2,906	272,321
Constellation Brands, Inc. - Class A	612	142,192
Corpay, Inc.(a)	164	54,074
Corteva, Inc.	2,454	149,498
CVS Health Corporation	4,802	271,121
Danaher Corporation	2,456	603,341
Dexcom, Inc.(a)	2,176	153,364
Edwards Lifesciences Corporation(a)	2,905	194,664
Elevance Health, Inc.	876	355,446
Eli Lilly & Company	3,024	2,509,134
Equifax, Inc.	354	93,817
Estée Lauder Companies - Class A	1,187	81,832
GE HealthCare Technologies, Inc.	1,419	123,950
General Mills, Inc.	1,987	135,156
Gilead Sciences, Inc.	4,794	425,803
Global Payments, Inc.	835	86,598
GRAIL, Inc.(a)	77	1,045
HCA Healthcare, Inc.	1,171	420,085
Hershey Company	1,064	188,945
Hormel Foods Corporation	1,656	50,591
Humana, Inc.	539	138,970
IDEXX Laboratories, Inc.(a)	288	117,193
Illumina, Inc.(a)	522	75,241
Intuitive Surgical, Inc.(a)	1,352	681,192
IQVIA Holdings, Inc.(a)	644	132,548
Johnson & Johnson	9,276	1,482,861
Kellanova	1,053	84,924
Kenvue, Inc.	6,857	157,231
Keurig Dr Pepper, Inc.	3,138	103,397
Kimberly-Clark Corporation	1,150	154,307
Kraft Heinz Company	4,309	144,179
Kroger Company	2,238	124,813
McCormick & Company, Inc.	820	64,157
McKesson Corporation	585	292,845
Medtronic PLC	5,001	446,339
Merck & Company, Inc.	9,660	988,411
Moderna, Inc.(a)	1,319	71,701
Molina Healthcare, Inc.(a)	126	40,474
Mondelez International, Inc. - Class A	5,096	348,974
Monster Beverage Corporation(a)	3,723	196,128
Moody’s Corporation	622	282,413
PayPal Holdings, Inc.(a)	3,915	310,459

	Shares	Value
PepsiCo, Inc.	5,231	$868,764
Pfizer, Inc.	21,566	610,318
Philip Morris International, Inc.	5,815	771,650
Procter & Gamble Company	8,907	1,471,258
Quanta Services, Inc.	411	123,970
Regeneron Pharmaceuticals, Inc.(a)	366	306,781
ResMed, Inc.	402	97,473
S&P Global, Inc.	1,191	572,109
Solventum Corporation(a)	434	31,500
STERIS PLC	296	65,668
Stryker Corporation	1,306	465,302
Sysco Corporation	1,622	121,569
Thermo Fisher Scientific, Inc.	1,412	771,404
Tyson Foods, Inc. - Class A	1,060	62,105
United Rentals, Inc.	155	125,984
UnitedHealth Group, Inc.	3,468	1,957,686
Verisk Analytics, Inc.	806	221,424
Vertex Pharmaceuticals, Inc.(a)	912	434,094
West Pharmaceutical Services, Inc.	356	109,623
WK Kellogg Company	263	4,374
Zimmer Biomet Holdings, Inc.	622	66,504
Zoetis, Inc.	1,724	308,217
		29,934,013
Energy - 3.0%
Baker Hughes Company	3,556	135,412
Chevron Corporation	6,684	994,713
ConocoPhillips	4,565	500,050
Coterra Energy, Inc.	2,395	57,288
Devon Energy Corporation	2,116	81,847
Diamondback Energy, Inc.	570	100,759
EOG Resources, Inc.	2,612	318,560
Exxon Mobil Corporation	17,174	2,005,580
Halliburton Company	3,170	87,936
Hess Corporation	1,092	146,852
Kinder Morgan, Inc.	7,911	193,899
Marathon Petroleum Corporation	1,915	278,575
Occidental Petroleum Corporation	3,172	158,949
ONEOK, Inc.	1,413	136,891
Phillips 66	1,591	193,816
Schlumberger NV	5,342	214,054
Targa Resources Corporation	646	107,856
Valero Energy Corporation	1,207	156,620
Williams Companies, Inc.	4,281	224,196
		6,093,853
Financial - 12.3%
Aflac, Inc.	2,741	287,229
Alexandria Real Estate Equities, Inc.	524	58,452
Allstate Corporation	832	155,185
American Express Company	2,170	586,074
American Homes 4 Rent - Class A	1,657	58,393
American International Group, Inc.	3,484	264,366
American Tower Corporation	1,991	425,158
Ameriprise Financial, Inc.	315	160,744

The accompanying notes are an integral part of these financial statements.

13

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - (Continued)
Aon PLC - Class A	833	$305,603
Apollo Global Management, Inc.	932	133,518
Arch Capital Group, Ltd.(a)	1,161	114,428
Arthur J. Gallagher & Company	888	249,706
AvalonBay Communities, Inc.	556	123,215
Bank of America Corporation	26,511	1,108,690
Bank of New York Mellon Corporation	2,610	196,690
Berkshire Hathaway, Inc. - Class B(a)	6,786	3,059,943
Blackrock, Inc.	559	548,396
Blackstone, Inc.	4,232	709,918
Brown & Brown, Inc.	855	89,467
Capital One Financial Corporation	1,318	214,557
CBRE Group, Inc. - Class A(a)	930	121,802
Charles Schwab Corporation	5,621	398,135
Chubb, Ltd.	1,573	444,278
Citigroup, Inc.	6,846	439,308
CME Group, Inc.	1,206	271,784
CoStar Group, Inc.(a)	1,354	98,558
Crown Castle, Inc.	2,430	261,201
Digital Realty Trust, Inc.	1,081	192,667
Discover Financial Services	785	116,518
Equinix, Inc.	386	350,519
Equity Residential	1,631	114,773
Extra Space Storage, Inc.	620	101,246
Fifth Third Bancorp	1,990	86,923
First Citizens BancShares, Inc. - Class A	33	63,933
Goldman Sachs Group, Inc.	1,172	606,850
Hartford Financial Services Group, Inc.	905	99,948
Intercontinental Exchange, Inc.	2,117	329,977
Invitation Homes, Inc.	2,942	92,408
Iron Mountain, Inc.	867	107,274
JPMorgan Chase & Company	10,983	2,437,347
M&T Bank Corporation	523	101,818
Markel Group, Inc.(a)	29	44,718
Marsh & McLennan Companies, Inc.	1,878	409,855
Mastercard, Inc. - Class A	3,183	1,590,195
MetLife, Inc.	3,223	252,748
Morgan Stanley	4,848	563,580
Nasdaq, Inc.	1,572	116,202
NU Holdings, Ltd. - Class A(a)	15,939	240,519
PNC Financial Services Group, Inc.	1,382	260,189
Principal Financial Group, Inc.	667	54,961
Progressive Corporation	2,507	608,775
Prologis, Inc.	3,439	388,401
Prudential Financial, Inc.	1,151	140,974
Public Storage	891	293,192
Realty Income Corporation	2,494	148,069
SBA Communications Corporation	316	72,512
Simon Property Group, Inc.	1,127	190,598

	Shares	Value
State Street Corporation	935	$86,768
T. Rowe Price Group, Inc.	651	71,519
Travelers Companies, Inc.	805	197,982
Truist Financial Corporation	4,757	204,789
U.S. Bancorp	5,531	267,203
VICI Properties, Inc.	3,254	103,347
Visa, Inc. - Class A	6,343	1,838,519
Wells Fargo & Company	13,999	908,815
Welltower, Inc.	2,872	387,375
Weyerhaeuser Company	2,247	70,016
Willis Towers Watson PLC	309	93,377
		25,292,197
Industrial - 5.8%
3M Company	1,934	248,461
Amcor PLC	6,632	73,814
AMETEK, Inc.	687	125,955
Amphenol Corporation - Class A	4,246	284,567
Ball Corporation	1,153	68,315
Boeing Company(a)	2,139	319,374
Carrier Global Corporation	2,952	214,669
Caterpillar, Inc.	1,922	723,056
CSX Corporation	3,409	114,679
Deere & Company	938	379,599
Dover Corporation	379	71,756
Eaton Corporation PLC	1,566	519,254
Emerson Electric Company	1,958	211,993
FedEx Corporation	1,102	301,783
Fortive Corporation	1,108	79,144
Garmin, Ltd.	573	113,655
GE Vernova, Inc.(a)	964	290,800
General Dynamics Corporation	1,116	325,437
General Electric Company	4,045	694,850
Graco, Inc.	415	33,802
HEICO Corporation	345	84,508
Honeywell International, Inc.	2,470	508,030
Howmet Aerospace, Inc.	1,209	120,561
Illinois Tool Works, Inc.	1,355	353,831
Ingersoll Rand, Inc.	1,311	125,856
J.B. Hunt Transport Services, Inc.	298	53,825
Johnson Controls International PLC	2,388	180,413
Keysight Technologies, Inc.(a)	550	81,955
L3Harris Technologies, Inc.	585	144,770
Lincoln Electric Holdings, Inc.	109	20,989
Lockheed Martin Corporation	834	455,406
Martin Marietta Materials, Inc.	143	84,705
Mettler-Toledo International, Inc.(a)	63	81,380
Norfolk Southern Corporation	342	85,647
Northrop Grumman Corporation	617	314,065
Old Dominion Freight Line, Inc.	287	57,779
Otis Worldwide Corporation	2,229	218,888
Owens Corning	263	46,496
Packaging Corporation of America	373	85,395
Parker-Hannifin Corporation	397	251,726
Republic Services, Inc.	1,094	216,612

The accompanying notes are an integral part of these financial statements.

14

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial - (Continued)
Rockwell Automation, Inc.	343	$91,482
RTX Corporation	5,546	671,011
TE Connectivity PLC	1,104	162,752
Teledyne Technologies, Inc.(a)	101	45,987
Trane Technologies PLC	804	297,609
TransDigm Group, Inc.	136	177,113
Union Pacific Corporation	2,250	522,157
United Parcel Service, Inc. - Class B	2,697	361,560
Veralto Corporation	818	83,591
Vulcan Materials Company	385	105,463
Waste Management, Inc.	1,711	369,319
Westinghouse Air Brake Technologies Corporation	546	102,637
Xylem, Inc.	783	95,354
		11,853,835
Technology - 26.1%(b)
Accenture PLC - Class A	2,395	825,844
Adobe, Inc.(a)	1,674	800,306
Advanced Micro Devices, Inc.(a)	6,527	940,345
Analog Devices, Inc.	1,891	421,901
ANSYS, Inc.(a)	277	88,754
Apple, Inc.	54,436	12,297,637
Applied Materials, Inc.	3,393	616,101
Autodesk, Inc.(a)	785	222,783
Broadcom, Inc.	15,964	2,710,208
Broadridge Financial Solutions, Inc.	783	165,103
Cadence Design Systems, Inc.(a)	930	256,792
Cognizant Technology Solutions Corporation - Class A	1,646	122,775
Crowdstrike Holdings, Inc. - Class A(a)	607	180,200
Datadog, Inc. - Class A(a)	810	101,606
Dell Technologies, Inc. - Class C	2,612	322,922
Electronic Arts, Inc.	871	131,390
Fair Isaac Corporation(a)	55	109,621
Fidelity National Information Services, Inc.	1,895	170,038
Fiserv, Inc.(a)	2,148	425,089
Fortinet, Inc.(a)	2,877	226,305
Gartner, Inc.(a)	264	132,660
Hewlett Packard Enterprise Company	4,038	78,701
HP, Inc.	3,184	113,096
Intel Corporation	16,284	350,432
International Business Machines Corporation	3,450	713,184
Intuit, Inc.	1,072	654,242
KLA Corporation	523	348,438
Lam Research Corporation	5,360	398,516
Microchip Technology, Inc.	1,942	142,485
Micron Technology, Inc.	3,971	395,710

	Shares	Value
Microsoft Corporation	27,677	$11,246,549
Monolithic Power Systems, Inc.	112	85,042
MSCI, Inc.	276	157,651
NVIDIA Corporation	91,886	12,198,785
NXP Semiconductors NV	890	208,705
ON Semiconductor Corporation(a)	1,581	111,445
Oracle Corporation	5,643	947,121
Palantir Technologies, Inc. - Class A(a)	5,070	210,709
Paychex, Inc.	1,925	268,210
QUALCOMM, Inc.	4,211	685,424
Roper Technologies, Inc.	345	185,517
Salesforce, Inc.	3,769	1,098,173
ServiceNow, Inc.(a)	791	737,995
Snowflake, Inc. - Class A(a)	677	77,733
Synopsys, Inc.(a)	545	279,917
Take-Two Interactive Software, Inc.(a)	542	87,652
Texas Instruments, Inc.	3,461	703,137
		53,752,949
Utilities - 1.9%
Ameren Corporation	804	70,036
American Electric Power Company, Inc.	2,654	262,083
American Water Works Company, Inc.	596	82,314
Consolidated Edison, Inc.	1,960	199,293
Constellation Energy Corporation	1,124	295,567
Dominion Energy, Inc.	4,439	264,254
DTE Energy Company	606	75,277
Duke Energy Corporation	2,688	309,846
Edison International	1,160	95,584
Entergy Corporation	613	94,880
Eversource Energy	1,071	70,525
Exelon Corporation	5,069	199,212
FirstEnergy Corporation	1,703	71,236
NextEra Energy, Inc.	7,615	603,489
PG&E Corporation	11,524	233,015
PPL Corporation	2,189	71,274
Public Service Enterprise Group, Inc.	1,601	143,145
Sempra	3,132	261,115
Southern Company	3,781	344,184
WEC Energy Group, Inc.	937	89,512
Xcel Energy, Inc.	1,827	122,062
		3,957,903
TOTAL COMMON STOCKS (Cost $144,994,041)		174,527,003
	Principal Amount
EQUITY-LINKED NOTES - 13.9%
GS Finance Corporation, ELN, (linked to S&P 500 Index), 16.80%, 11/07/2024(c)	$7,100,000	7,129,036

The accompanying notes are an integral part of these financial statements.

15

APTUS LARGE CAP ENHANCED YIELD ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)(Continued)

	Principal Amount	Value
BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index), 15.33%, 11/15/2024(c)	$7,300,000	$7,133,128
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index), 15.57%, 11/21/2024(c)	7,300,000	7,150,006
UBS AG, ELN, (linked to S&P 500 Index), 13.60%, 11/29/2024(c)	7,400,000	7,285,916
TOTAL EQUITY-LINKED NOTES (Cost $29,100,000)		28,698,086
	Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Treasury Obligations Fund - Class X, 4.74%(d)	1,986,813	1,986,813
TOTAL SHORT-TERM INVESTMENTS (Cost $1,986,813)		1,986,813
TOTAL INVESTMENTS - 99.7% (Cost $176,080,854)		$205,211,902
Other Assets in Excess of Liabilities - 0.3%		597,068
TOTAL NET ASSETS - 100.0%		$205,808,970

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 9 in the Notes to Financial Statements.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

OPUS SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Basic Materials - 3.5%
Ashland, Inc.	50,990	$4,312,224
Hawkins, Inc.	70,175	7,501,707
United States Lime & Minerals, Inc.	39,147	4,414,999
		16,228,930
Consumer, Cyclical - 12.5%
Boyd Gaming Corporation	79,936	5,538,765
Casey’s General Stores, Inc.	32,770	12,912,035
Churchill Downs, Inc.	41,601	5,828,300
Copa Holdings SA - Class A	43,750	4,256,875
KB Home	127,703	10,024,686
Murphy USA, Inc.	15,012	7,332,611
Texas Roadhouse, Inc.	63,671	12,168,802
		58,062,074
Consumer, Non-cyclical- 12.1%
Chemed Corporation	17,900	9,670,296
Encompass Health Corporation	83,894	8,344,097
Ensign Group, Inc.	84,967	13,169,035
Hackett Group, Inc.	207,769	5,052,942
ICF International, Inc.	54,042	9,110,941
Kforce, Inc.	101,165	5,846,326
Service Corporation International	58,708	4,793,508
		55,987,145
Energy - 10.6%
Chord Energy Corporation	52,846	6,611,035
Civitas Resources, Inc.	67,184	3,277,907
Helmerich & Payne, Inc.	156,104	5,245,095
Kimbell Royalty Partners LP	265,242	4,257,134
Northern Oil & Gas, Inc.	220,585	7,996,206
Range Resources Corporation	130,222	3,910,567
Sitio Royalties Corporation - Class A	212,001	4,725,502
Viper Energy, Inc.	250,139	12,982,214
		49,005,660
Financial - 30.4%(a)
Agree Realty Corporation	60,908	4,522,419
American Homes 4 Rent - Class A	114,482	4,034,346
Compass Diversified Holdings	312,110	6,772,787
EastGroup Properties, Inc.	36,664	6,279,810
Enterprise Financial Services Corporation	137,175	7,231,866
Essential Properties Realty Trust, Inc.	221,745	7,027,099
Four Corners Property Trust, Inc.	116,361	3,206,909
German American Bancorp, Inc.	156,314	6,329,154
Hanover Insurance Group, Inc.	58,736	8,712,311
Hingham Institution for Savings	16,542	4,193,728
Home BancShares, Inc.	218,245	5,955,906

	Shares	Value
Houlihan Lokey, Inc.	43,778	$7,563,525
Kemper Corporation	75,926	4,727,912
Ladder Capital Corporation	438,822	5,006,959
Lakeland Financial Corporation	87,878	5,718,221
National Storage Affiliates Trust	83,444	3,517,164
Pathward Financial, Inc.	81,880	5,793,829
Primerica, Inc.	34,149	9,452,785
Seacoast Banking Corporation of Florida	257,891	6,885,690
Stock Yards Bancorp, Inc.	110,636	7,133,809
Terreno Realty Corporation	71,714	4,299,254
Victory Capital Holdings, Inc. - Class A	76,256	4,570,022
West BanCorp, Inc.	268,779	5,797,563
Wintrust Financial Corporation	49,846	5,776,653
		140,509,721
Industrial - 22.7%
AAON, Inc.	24,470	2,794,963
AptarGroup, Inc.	41,937	7,041,642
Arcosa, Inc.	87,116	8,157,542
Comfort Systems USA, Inc.	24,521	9,588,692
Curtiss-Wright Corporation	25,766	8,888,239
Franklin Electric Company, Inc.	32,130	3,075,162
Graco, Inc.	68,077	5,544,872
Graphic Packaging Holding Company	191,332	5,407,042
Kadant, Inc.	27,405	9,127,509
Landstar System, Inc.	27,905	4,904,862
nVent Electric PLC	68,396	5,100,290
Owens Corning	50,049	8,848,163
Primoris Services Corporation	92,396	5,785,838
Tetra Tech, Inc.	249,070	12,174,542
UFP Industries, Inc.	68,298	8,355,577
		104,794,935
Technology - 2.3%
Amdocs, Ltd.	41,619	3,651,859
Sapiens International Corporation NV	186,971	6,895,491
		10,547,350
Utilities - 3.7%
California Water Service Group	118,895	6,177,784
New Jersey Resources Corporation	107,024	4,911,332
Otter Tail Corporation	75,462	5,925,276
		17,014,392
TOTAL COMMON STOCKS (Cost $397,117,274)		452,150,207

The accompanying notes are an integral part of these financial statements.

17

OPUS SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
First American Treasury Obligations Fund - Class X, 4.74%(b)	11,878,384	$11,878,384
TOTAL SHORT-TERM INVESTMENTS (Cost $11,878,384)		11,878,384
TOTAL INVESTMENTS - 100.4% (Cost $408,995,658)		$464,028,591
Liabilities in Excess of Other Assets - (0.4)%		(1,918,336)
TOTAL NET ASSETS - 100.0%		$462,110,255

Percentages are stated as a percent of net assets.
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. See Note 9 in the Notes to Financial Statements.

(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

18

Aptus ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024 (Unaudited)

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF	Aptus International Enhanced Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$1,458,715,485	$515,194,827	$225,045,800	$345,402,624	$213,990,523
Investments in affiliated securities, at value	—	401,549,729	—	—	—
Receivable for investments sold	35,280,742	17,116,763	5,493,089	—	—
Receivable for fund shares sold	6,907,583	—	1,142,045	1,149,760	2,102,800
Deposit at broker for option contracts	3,204,411	23,578,850	840,844	—	—
Dividends receivable	677,535	—	106,368	—	232,900
Cash collateral for written options	43,688	—	—	—	—
Interest receivable	34,757	165,706	7,883	2,576,105	12,349
Dividend tax reclaims receivable	16,873	—	2,641	—	—
Total assets	1,504,881,074	957,605,875	232,638,670	349,128,489	216,338,572
LIABILITIES:
Written option contracts, at value	9,949,670	7,075,400	1,454,250	—	—
Payable for investments purchased	41,718,981	17,723,965	6,472,527	—	1,784,621
Payable to adviser	958,825	530,529	150,621	176,181	68,740
Payable for capital shares redeemed	—	—	—	574,880	—
Total liabilities	52,627,476	25,329,894	8,077,398	751,061	1,853,361
NET ASSETS	$1,452,253,598	$932,275,981	$224,561,272	$348,377,428	$214,485,211
Net Assets Consists of:
Paid-in capital	$1,262,330,782	$1,009,483,085	$267,371,973	$381,966,430	$242,171,604
Total distributable earnings/(accumulated losses)	189,922,816	(77,207,104)	(42,810,701)	(33,589,002)	(27,686,393)
Total net assets	$1,452,253,598	$932,275,981	$224,561,272	$348,377,428	$214,485,211
Net assets	$1,452,253,598	$932,275,981	$224,561,272	$348,377,428	$214,485,211
Shares issued and outstanding	36,800,000	33,875,000	4,916,755	15,150,000	10,200,000
Net asset value per share	$39.46	$27.52	$45.67	$23.00	$21.03
Cost:
Investments in unaffiliated securities, at cost	$1,158,522,539	$516,416,474	$170,050,475	$347,283,537	$198,447,125
Investments in affiliated securities, at cost	—	400,784,737	—	—	—
Proceeds:
Written options premium	$8,148,736	$6,837,625	$1,223,289	$—	$—

The accompanying notes are an integral part of these financial statements.

19

Aptus ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024 (Unaudited)(Continued)

	Aptus Large Cap Enhanced Yield ETF	Opus Small Cap Value ETF
ASSETS:
Investments, at value	$205,211,902	$464,028,591
Receivable for fund shares sold	2,365,620	1,874,876
Dividends receivable	215,637	162,323
Interest receivable	9,684	32,489
Dividend tax reclaims receivable	859	4,890
Receivable for investments sold	—	1,429,386
Total assets	207,803,702	467,532,555
LIABILITIES:
Payable for investments purchased	1,927,425	5,141,653
Payable to adviser	67,307	280,647
Total liabilities	1,994,732	5,422,300
NET ASSETS	$205,808,970	$462,110,255
Net Assets Consists of:
Paid-in capital	$177,306,045	$424,244,497
Total distributable earnings	28,502,925	37,865,758
Total net assets	$205,808,970	$462,110,255
Net assets	$205,808,970	$462,110,255
Shares issued and outstanding	6,525,000	12,325,000
Net asset value per share	$31.54	$37.49
Cost:
Investments, at cost	$176,080,854	$408,995,658

The accompanying notes are an integral part of these financial statements.

20

Aptus ETFs
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF	Aptus Enhanced Yield ETF	Aptus International Enhanced Yield ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$7,154,524	$8,344,978	$1,214,750	$—	$2,369,302
Dividend income from affiliated securities	—	6,042,196	—	—	—
Interest income	191,989	834,088	28,231	14,246,976	3,772,060
Total investment income	7,346,513	15,221,262	1,242,981	14,246,976	6,141,362
EXPENSES:
Investment advisory fee	4,596,103	2,378,590	771,125	985,312	372,143
Total expenses	4,596,103	2,378,590	771,125	985,312	372,143
Net investment income	2,750,410	12,842,672	471,856	13,261,664	5,769,219
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments in unaffiliated securities	(42,915,545)	18,150,872	(6,178,493)	(6,574,904)	(3,526,946)
Investments in affiliated securities	—	—	—	—	—
In-kind redemptions in unaffiliated securities	1,840,194	78,289	1,760,690	—	800,577
In-kind redemptions in affiliated securities	—	123,621	—	—	—
Written option contracts expired or closed	19,156,158	1,905,452	2,793,657	—	—
Net realized gain/(loss)	(21,919,193)	20,258,234	(1,624,146)	(6,574,904)	(2,726,369)
Net change in unrealized appreciation on:
Investments in unaffiliated securities	149,406,266	9,332,494	24,470,631	2,879,219	7,018,202
Investments in affiliated securities	—	2,576,962	—	—	—
Written option contracts	(1,680,696)	(237,776)	(267,162)	—	—
Net change in unrealized appreciation	147,725,570	11,671,680	24,203,469	2,879,219	7,018,202
Net realized and unrealized gain/(loss)	125,806,377	31,929,914	22,579,323	(3,695,685)	4,291,833
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,556,787	$44,772,586	$23,051,179	$9,565,979	$10,061,052

The accompanying notes are an integral part of these financial statements.

21

Aptus ETFs
Statements of Operations
For the Period Ended October 31, 2024 (Unaudited)(Continued)

	Aptus Large Cap Enhanced Yield ETF	Opus Small Cap Value ETF
INVESTMENT INCOME:
Dividend income	$1,038,914	$3,614,325
Less: Dividend withholding taxes	(249)	(10,703)
Less: Issuance fees	—	(914)
Interest income	1,997,395	256,376
Total investment income	3,036,060	3,859,084
EXPENSES:
Investment advisory fee	359,684	1,413,918
Total expenses	359,684	1,413,918
Net investment income	2,676,376	2,445,166
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	1,174,773	(5,832,403)
In-kind redemptions	—	3,580,029
Net realized gain/(loss)	1,174,773	(2,252,374)
Net change in unrealized appreciation on:
Investments	18,022,634	37,040,951
Net change in unrealized appreciation	18,022,634	37,040,951
Net realized and unrealized gain	19,197,407	34,788,577
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,873,783	$37,233,743

The accompanying notes are an integral part of these financial statements.

22

Aptus ETFs
Statements of Changes in Net Assets

	Aptus Collared Investment Opportunity ETF		Aptus Defined Risk ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$2,750,410	$4,265,189	$12,842,672	$16,000,882
Net realized gain/(loss)	(21,919,193)	9,186,022	20,258,234	(18,619,573)
Net change in unrealized appreciation	147,725,570	72,490,977	11,671,680	1,797,509
Net increase/(decrease) in net assets from operations	128,556,787	85,942,188	44,772,586	(821,182)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,800,357)	(4,472,807)	(11,697,357)	(16,700,472)
Total distributions to shareholders	(2,800,357)	(4,472,807)	(11,697,357)	(16,700,472)
CAPITAL TRANSACTIONS:
Subscriptions	473,418,408	300,054,968	397,140,543	178,953,598
Redemptions	(3,978,650)	(111,172,865)	(5,541,205)	(316,730,863)
Net increase (decrease) in net assets from capital transactions	469,439,758	188,882,103	391,599,338	(137,777,265)
Net increase (decrease) in net assets	595,196,188	270,351,484	424,674,567	(155,298,919)
NET ASSETS:
Beginning of the period	857,057,410	586,705,926	507,601,414	662,900,333
End of the period	$1,452,253,598	$857,057,410	$932,275,981	$507,601,414
	Shares	Shares	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	12,375,000	8,750,000	14,275,000	7,000,000
Redemptions	(100,000)	(3,575,000)	(200,000)	(12,950,000)
Total increase/(decrease) in shares outstanding	12,275,000	5,175,000	14,075,000	(5,950,000)

The accompanying notes are an integral part of these financial statements.

23

Aptus ETFs
Statements of Changes in Net Assets

	Aptus Drawdown Managed Equity ETF		Aptus Enhanced Yield ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$471,856	$1,266,846	$13,261,664	$32,374,724
Net realized gain/(loss)	(1,624,146)	2,947,814	(6,574,904)	(21,849,026)
Net change in unrealized appreciation/(depreciation)	24,203,469	19,506,208	2,879,219	(4,979,680)
Net increase in net assets from operations	23,051,179	23,720,868	9,565,979	5,546,018
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(480,926)	(1,371,611)	(13,133,673)	(32,408,776)
Total distributions to shareholders	(480,926)	(1,371,611)	(13,133,673)	(32,408,776)
CAPITAL TRANSACTIONS:
Subscriptions	51,303,518	10,095,248	53,100,540	183,922,805
Redemptions	(6,301,938)	(78,713,240)	(36,082,385)	(184,337,955)
Net increase (decrease) in net assets from capital transactions	45,001,580	(68,617,992)	17,018,155	(415,150)
Net increase (decrease) in net assets	67,571,833	(46,268,735)	13,450,461	(27,277,908)
NET ASSETS:
Beginning of the period	156,989,439	203,258,174	334,926,967	362,204,875
End of the period	$224,561,272	$156,989,439	$348,377,428	$334,926,967
	Shares	Shares	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	1,175,000	275,000	2,275,000	7,575,000
Redemptions	(150,000)	(2,175,000)	(1,550,000)	(7,750,000)
Total increase (decrease) in shares outstanding	1,025,000	(1,900,000)	725,000	(175,000)

The accompanying notes are an integral part of these financial statements.

24

Aptus ETFs
Statements of Changes in Net Assets

	Aptus International Enhanced Yield ETF		Aptus Large Cap Enhanced Yield ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(a)
OPERATIONS:
Net investment income	$5,769,219	$4,781,702	$2,676,376	$2,561,947
Net realized gain/(loss)	(2,726,369)	(1,250,130)	1,174,773	(1,436,453)
Net change in unrealized appreciation	7,018,202	2,917,094	18,022,634	11,108,414
Net increase in net assets from operations	10,061,052	6,448,666	21,873,783	12,233,908
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,336,261)	(4,192,887)	(2,479,775)	(2,140,999)
Total distributions to shareholders	(5,336,261)	(4,192,887)	(2,479,775)	(2,140,999)
CAPITAL TRANSACTIONS:
Subscriptions	47,501,908	142,364,368	30,734,073	166,468,920
Redemptions	(5,693,630)	(38,774,858)	—	(20,880,940)
Net increase in net assets from capital transactions	41,808,278	103,589,510	30,734,073	145,587,980
Net increase in net assets	46,533,069	105,845,289	50,128,081	155,680,889
NET ASSETS:
Beginning of the period	167,952,142	62,106,853	155,680,889	—
End of the period	$214,485,211	$167,952,142	$205,808,970	$155,680,889
	Shares	Shares	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	2,250,000	7,125,000	1,000,000	6,325,000
Redemptions	(275,000)	(2,000,000)	—	(800,000)
Total increase in shares outstanding	1,975,000	5,125,000	1,000,000	5,525,000

(a)	Inception date of the Fund was June 13, 2023.
The accompanying notes are an integral part of these financial statements.

25

Aptus ETFs
Statements of Changes in Net Assets

	Opus Small Cap Value ETF
	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$2,445,166	$3,915,077
Net realized gain/(loss)	(2,252,374)	9,739,507
Net change in unrealized appreciation	37,040,951	12,112,820
Net increase in net assets from operations	37,233,743	25,767,404
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,397,644)	(3,921,020)
Total distributions to shareholders	(2,397,644)	(3,921,020)
CAPITAL TRANSACTIONS:
Subscriptions	145,993,338	98,324,280
Redemptions	(14,128,410)	(70,406,415)
Net increase in net assets from capital transactions	131,864,928	27,917,865
Net increase in net assets	166,701,027	49,764,249
NET ASSETS:
Beginning of the period	295,409,228	245,644,979
End of the period	$462,110,255	$295,409,228
	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	3,975,000	2,925,000
Redemptions	(375,000)	(2,175,000)
Total increase in shares outstanding	3,600,000	750,000

The accompanying notes are an integral part of these financial statements.

26

APTUS COLLARED INVESTMENT OPPORTUNITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,				Period Ended April 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.95	$30.32	$30.02	$29.67	$24.04	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.23	0.26	0.19	0.27	0.49
Net realized and unrealized gain (loss) on investments(f)	4.51	4.64	0.47	0.34	5.61	(1.01)
Total from investment operations	4.60	4.87	0.73	0.53	5.88	(0.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.24)	(0.24)	(0.18)	(0.25)	(0.44)
Net realized gains	—	—	(0.19)	—	—	—
Total distributions	(0.09)	(0.24)	(0.43)	(0.18)	(0.25)	(0.44)
Net asset value, end of period	$39.46	$34.95	$30.32	$30.02	$29.67	$24.04
Total return(c)	13.21%	16.10%	2.53%	1.78%	24.57%	−2.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,452,254	$857,057	$586,706	$402,233	$201,742	$112,970
Ratio of expenses to average net assets(d)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets(d)	0.47%	0.70%	0.88%	0.60%	0.99%	2.46%
Portfolio turnover rate(c)(e)	11%	24%	69%	48%	46%	170%

(a)	Inception date of the Fund was July 9, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

27

APTUS DEFINED RISK ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.64	$25.74	$27.01	$29.37	$29.38	$26.51
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.52	0.86	0.62	0.23	0.32	0.55
Net realized and unrealized gain (loss) on investments(h)	1.80	(0.03)	(1.28)	(1.86)	1.31	3.14
Total from investment operations	2.32	0.83	(0.66)	(1.63)	1.63	3.69
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.93)	(0.61)	(0.20)	(0.33)	(0.50)
Net realized gains	—	—	—	(0.53)	(1.31)	(0.32)
Total distributions	(0.44)	(0.93)	(0.61)	(0.73)	(1.64)	(0.82)
Net asset value, end of period	$27.52	$25.64	$25.74	$27.01	$29.37	$29.38
Total return(c)	9.12%	3.37%	−2.39%	−5.73%	5.62%	14.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$932,276	$507,601	$662,900	$903,370	$656,363	$260,029
Ratio of expenses to average net assets(d)(e)	0.69%	0.69%	0.69%	0.70%(f)	0.70%(f)	0.69%
Ratio of net investment income to average net assets(d)(e)	3.73%	3.43%	2.39%	0.79%(f)	1.07%(f)	1.97%
Portfolio turnover rate(c)(g)	9%	48%	119%	69%	28%	78%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Includes broker interest expense of 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

28

APTUS DRAWDOWN MANAGED EQUITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$40.34	$35.09	$38.15	$38.72	$30.23	$29.82
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.28	0.29	0.11	0.10	0.28
Net realized and unrealized gain (loss) on investments(e)	5.34	5.28	(3.06)	(0.58)	8.52	0.39
Total from investment operations	5.44	5.56	(2.77)	(0.47)	8.62	0.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.31)	(0.29)	(0.10)	(0.12)	(0.26)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.11)	(0.31)	(0.29)	(0.10)	(0.13)	(0.26)
Net asset value, end of period	$45.67	$40.34	$35.09	$38.15	$38.72	$30.23
Total return(b)	13.52%	15.88%	−7.24%	−1.23%	28.59%	2.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$224,561	$156,989	$203,258	$364,019	$222,333	$131,249
Ratio of expenses to average net assets(c)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets(c)	0.48%	0.75%	0.83%	0.27%	0.29%	0.94%
Portfolio turnover rate(b)(d)	10%	20%	64%	43%	48%	230%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

29

APTUS ENHANCED YIELD ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.22	$24.81	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.93	1.96	1.26
Net realized and unrealized loss on investments(f)	(0.23)	(1.61)	(0.52)
Total from investment operations	0.70	0.35	0.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.92)	(1.94)	(0.93)
Total distributions	(0.92)	(1.94)	(0.93)
Net asset value, end of period	$23.00	$23.22	$24.81
Total return(c)	3.02%	1.44%	2.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$348,377	$334,927	$362,205
Ratio of expenses to average net assets(d)	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets(d)	7.94%	8.11%	10.13%
Portfolio turnover rate(c)(e)	24%	48%	0%

(a)	Inception date of the Fund was October 31, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

30

APTUS INTERNATIONAL ENHANCED YIELD ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,		Period Ended April 30, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$20.42	$20.03	$21.34	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.64	0.88	0.50	0.36
Net realized and unrealized gain (loss) on investments(i)	0.56	0.34	(1.31)	(3.68)
Total from investment operations	1.20	1.22	(0.81)	(3.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.83)	(0.50)	(0.34)
Total distributions	(0.59)	(0.83)	(0.50)	(0.34)
Net asset value, end of period	$21.03	$20.42	$20.03	$21.34
Total return(d)	5.91%	6.20%	−3.62%	−13.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$214,485	$167,952	$62,107	$141,909
Ratio of expenses to average net assets(e)(f)	0.39%	0.39%(g)	0.59%	0.59%
Ratio of net investment income to average net assets(e)(f)	6.05%	4.44%	2.52%	1.93%
Portfolio turnover rate(d)(h)	0%	16%	102%	2%

(a)	Inception date of the Fund was July 22, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Effective May 1, 2023, the Adviser lowered its management fee for t he Fund from 0.59% to 0.39%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

31

APTUS LARGE CAP ENHANCED YIELD ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Period Ended April 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.18	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	0.68
Net realized and unrealized gain on investments(f)	3.32	2.96
Total from investment operations	3.77	3.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.46)
Total distributions	(0.41)	(0.46)
Net asset value, end of period	$31.54	$28.18
Total return(c)	13.42%	14.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$205,809	$155,681
Ratio of expenses to average net assets(d)	0.39%	0.39%
Ratio of net investment income to average net assets(d)	2.90%	2.89%
Portfolio turnover rate(c)(e)	0%	13%

(a)	Inception date of the Fund was June 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

32

OPUS SMALL CAP VALUE ETF
FINANCIAL HIGHLIGHTS

	Period Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$33.86	$30.80	$31.37	$33.07	$20.41	$25.00
INVESTMENT OPERATIONS:
Net investment income(a)	0.25	0.53	0.46	0.22	0.21	0.48
Net realized and unrealized gain (loss) on investments(f)	3.62	3.07	(0.59)	(1.59)	12.69	(4.53)
Total from investment operations	3.87	3.60	(0.13)	(1.37)	12.90	(4.05)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.54)	(0.44)	(0.21)	(0.20)	(0.49)
Net realized gains	—	—	—	(0.12)	—	—
Return of capital	—	—	—	—	(0.04)	(0.05)
Total distributions	(0.24)	(0.54)	(0.44)	(0.33)	(0.24)	(0.54)
ETF transaction fees per share (See Note 8)	—	—	—	—	—	0.00(b)
Net asset value, end of period	$37.49	$33.86	$30.80	$31.37	$33.07	$20.41
Total return(c)	11.49%	11.75%	−0.39%	−4.25%	63.49%	−16.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$462,110	$295,409	$245,645	$187,423	$106,660	$44,393
Ratio of expenses to average net assets(d)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets(d)	1.37%	1.64%	1.49%	0.67%	0.77%	1.94%
Portfolio turnover rate(c)(e)	14%	19%	35%	45%	65%	56%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

33

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Opus Small Cap Value ETF are each a diversified series and Aptus International Enhanced Yield ETF is a non-diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Aptus Collared Investment Opportunity ETF is to seek current income and capital appreciation. The investment objective of Aptus Defined Risk ETF is to seek current income and capital appreciation. The investment objective of Aptus Drawdown Managed Equity ETF is to seek capital appreciation with downside protection. The investment objective of Aptus Enhanced Yield ETF is to seek current income and capital preservation. The investment objective of Aptus International Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Aptus Large Cap Enhanced Yield ETF is to seek capital appreciation and current income. The investment objective of Opus Small Cap Value ETF is to seek capital appreciation. The table below shows the date each fund commenced operations:

Fund	Date of Commencement
Aptus Collared Investment Opportunity ETF	July 9, 2019
Aptus Defined Risk ETF	August 7, 2018
Aptus Drawdown Managed Equity ETF	June 8, 2016
Aptus Enhanced Yield ETF	October 31, 2022
Aptus International Enhanced Yield ETF	July 22, 2021
Aptus Large Cap Enhanced Yield ETF	June 13, 2023
Opus Small Cap Value ETF	July 17, 2018

The end of the reporting period for the Funds is October 31, 2024 and the period covered by these Notes to Financial Statements is the period from May 1, 2024 to October 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

34

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotation.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

35

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Aptus Collared Investment Opportunity ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$1,426,518,454	$—	$ —	$1,426,518,454
Purchased Options	—	29,459,750	—	29,459,750
Short-Term Investments	2,737,281	—	—	2,737,281
Total Investments in Securities	$1,429,255,735	$29,459,750	$—	$1,458,715,485
Liabilities^
Written Options	$—	$(9,949,670)	$ —	$(9,949,670)
Total Written Options	$—	$ (9,949,670)	$—	$(9,949,670)

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Defined Risk ETF

	Level 1	Level 2	Level 3	Total
Assets^
Exchange Traded Funds	$861,856,786	$—	$ —	$861,856,786
Purchased Options	—	41,487,250	—	41,487,250
Short-Term Investments	13,400,520	—	—	13,400,520
Total Investments in Securities	$875,257,306	$41,487,250	$—	$916,744,556
Liabilities^
Written Options	$—	$ (7,075,400)	$ —	$(7,075,400)
Total Written Options	$—	$(7,075,400)	$—	$(7,075,400)

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
Aptus Drawdown Managed Equity ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$221,670,406	$—	$ —	$221,670,406
Purchased Options	—	2,384,250	—	2,384,250
Short-Term Investments	991,144	—	—	991,144
Total Investments in Securities	$222,661,550	2,384,250	$—	$225,045,800
Liabilities^
Written Options	$ —	$(1,454,250)	$ —	$(1,454,250)
Total Written Options	$—	$(1,454,250)	$—	$(1,454,250)

^	See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

36

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
Aptus Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets^
U.S. Treasury Securities	$—	$292,112,482	$ —	$292,112,482
Equity-Linked Notes	—	49,069,479	—	49,069,479
Short-Term Investments	4,220,663	—	—	4,220,663
Total Investments in Securities	$ 4,220,663	$341,181,961	$—	$345,402,624

^	See Schedule of Investments for further disaggregation of investment categories.
Aptus International Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets^
Exchange Traded Funds	$182,050,352	$—	$ —	$182,050,352
Equity-Linked Notes	—	29,339,692	—	29,339,692
Short-Term Investments	2,600,479	—	—	2,600,479
Total Investments in Securities	$184,650,831	$ 29,339,692	$—	$213,990,523

^	See Schedule of Investments for further disaggregation of investment categories.
Aptus Large Cap Enhanced Yield ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$174,527,003	$—	$ —	$174,527,003
Equity-Linked Notes	—	28,698,086	—	28,698,086
Short-Term Investments	1,986,813	—	—	1,986,813
Total Investments in Securities	$176,513,816	$28,698,086	$ —	$205,211,902

^	See Schedule of Investments for further disaggregation of investment categories.
Opus Small Cap Value ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$452,150,207	$ —	$ —	$452,150,207
Short-Term Investments	11,878,384	—	—	11,878,384
Total Investments in Securities	$464,028,591	$—	$—	$464,028,591

^	See Schedule of Investments for breakout of investments by sector classification.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Equity-Linked Notes (“ELNs”). Aptus Enhanced Yield ETF, Aptus International Enhanced Yield ETF, and Aptus Large Cap Enhanced Yield ETF invested in ELNs. These are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities and a related equity derivative, such as a put or call option, in a single note form. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily by a pricing service, based on the terms and underlying securities of the ELN, which have been provided by the Adviser. These notes have a coupon which is accrued and recorded as Interest income on the Statements of Operations. Changes in the

37

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on investments in the Statements of Operations.
C.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholdings taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from the Funds’ investments in real estate investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid at least annually. Distributions to shareholders from net realized gains are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

38

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. For the fiscal year/period ended April 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Aptus Collared Investment Opportunity ETF	$(33,271,521)	$33,271,521
Aptus Defined Risk ETF	5,200,491	(5,200,491)
Aptus Drawdown Managed Equity ETF	(13,271,598)	13,271,598
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	(2,439,667)	2,439,667
Aptus Large Cap Enhanced Yield ETF	(983,992)	983,992
Opus Small Cap Value ETF	(14,149,792)	14,149,792

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Funds, the Funds pay the Adviser a unified management fee which is calculated daily and paid monthly based on each Fund’s average daily net assets:

Aptus Collared Investment Opportunity ETF	0.79%
Aptus Defined Risk ETF	0.69%
Aptus Drawdown Managed Equity ETF	0.79%
Aptus Enhanced Yield ETF	0.59%
Aptus International Enhanced Yield ETF	0.39%
Aptus Large Cap Enhanced Yield ETF	0.39%
Opus Small Cap Value ETF	0.79%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.

39

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding options, short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Collared Investment Opportunity ETF	$120,951,939	$133,232,522
Aptus Defined Risk ETF	78,226,011	60,711,126
Aptus Drawdown Managed Equity ETF	18,866,858	20,957,468
Aptus Enhanced Yield ETF	113,470,900	56,625,000
Aptus International Enhanced Yield ETF	—	5,693,086
Aptus Large Cap Enhanced Yield ETF	—	254
Opus Small Cap Value ETF	48,152,161	48,041,028

There were no purchases or sales of U.S. Government securities in Aptus Collared Investment Opportunity ETF, Aptus Defined Risk ETF, Aptus Drawdown Managed Equity ETF, Aptus International Enhanced Yield ETF, Aptus Large Cap Enhanced Yield ETF, and Opus Small Cap Value ETF during the current fiscal period. Included in the amounts for Aptus Enhanced Yield ETF there were $113,470,900 of purchases and $56,625,000 of sales of long-term U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Aptus Collared Investment Opportunity ETF	$463,566,479	$3,897,755
Aptus Defined Risk ETF	363,961,128	5,100,431
Aptus Drawdown Managed Equity ETF	50,018,610	6,194,181
Aptus Enhanced Yield ETF	—	—
Aptus International Enhanced Yield ETF	40,509,071	4,861,726
Aptus Large Cap Enhanced Yield ETF	24,945,394	—
Opus Small Cap Value ETF	141,810,127	13,602,726

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:
Aptus Defined Risk ETF

Affiliated Issuer	Value at 4/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/2024
Invesco BulletShares 2030 Corporate Bond ETF*	$33,788,852	$25,507,022	$(354,440)	$19,781	$765,483	$59,726,698
Invesco BulletShares 2031 Corporate Bond ETF	24,138,695	31,901,309	(312,750)	25,494	336,689	56,089,437
Invesco BulletShares 2032 Corporate Bond ETF	30,143,061	35,080,487	(369,776)	14,276	505,330	65,373,378
iShares iBonds Dec 2031 Term Corporate ETF	44,967,607	43,643,484	(514,597)	23,019	1,132,635	89,252,148

40

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)

Affiliated Issuer	Value at 4/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/2024
iShares iBonds Dec 2032 Term Corporate ETF	$32,514,418	$32,760,073	$(377,026)	$27,547	$747,992	$65,673,004
iShares iBonds Dec 2033 Term Corporate ETF*	10,219,346	55,720,382	(352,647)	13,504	(165,521)	65,435,064
	$175,771,979**			$123,621	$3,322,608	$401,549,729**

*	As of April 30, 2024, was not considered to be an affiliate of the Fund.
**	Value of affiliates as of April 30, 2024 was $131,763,781.

Affiliated Issuer (continued)	Shares Held at 10/31/2024	Dividend Income	Capital Gain Distributions from Underlying Funds
Invesco BulletShares 2030 Corporate Bond ETF*	3,621,995	$1,081,286	$ —
Invesco BulletShares 2031 Corporate Bond ETF	3,460,175	846,281	—
Invesco BulletShares 2032 Corporate Bond ETF	3,212,451	1,085,997	—
iShares iBonds Dec 2031 Term Corporate ETF	4,324,232	1,399,611	—
iShares iBonds Dec 2032 Term Corporate ETF	2,630,603	1,012,342	—
iShares iBonds Dec 2033 Term Corporate ETF*	2,562,062	616,679	—
		$6,042,196	$—

*	As of April 30, 2024, was not considered to be an affiliate of the Fund.
NOTE 6 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2024 were as follows:

	Aptus Collared Investment Opportunity ETF	Aptus Defined Risk ETF	Aptus Drawdown Managed Equity ETF
Tax cost of investments	$705,422,486	$510,611,015	$130,088,086
Gross tax unrealized appreciation	167,980,473	311,240	34,165,980
Gross tax unrealized depreciation	(20,554,894)	(12,829,292)	(7,067,817)
Net tax unrealized appreciation (depreciation)	147,425,579	(12,518,052)	27,098,163
Undistributed ordinary income	60,447	1,408,210	13,942
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(83,319,640)(a)	(99,172,491)	(92,493,059)(b)
Distributable earnings (accumulated deficit)	$64,166,386	$(110,282,333)	$(65,380,954)

(a)	Includes straddle loss deferral of $32,093,671
(b)	Includes straddle loss deferral of $3,315,787

41

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)

	Aptus Enhanced Yield ETF	Aptus International Enhanced Yield ETF	Aptus Large Cap Enhanced Yield ETF	Opus Small Cap Value ETF
Tax cost of investments	$339,072,354	$160,167,986	$145,659,927	$281,452,374
Gross tax unrealized appreciation	217,160	8,749,327	15,362,330	36,429,017
Gross tax unrealized depreciation	(4,977,292)	(463,605)	(4,936,290)	(19,236,413)
Net tax unrealized appreciation (depreciation)	(4,760,132)	8,285,722	(10,426,040)	17,192,604
Undistributed ordinary income	803,443	442,445	420,675	287,070
Undistributed long-term capital gains	—	—	—	—
Other accumulated gain (loss)	(26,064,619)	(41,139,351)	(1,737,798)	(14,450,015)
Distributable earnings (accumulated deficit)	$(30,021,308)	$(32,411,184)	$9,108,917	$3,029,659

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and the mark-to-market on open Section 1256 options contracts. Unrealized appreciation (depreciation) on written equity options is included in gross tax unrealized appreciation (depreciation) on investments for Aptus Collared Investment Opportunity ETF. There was no difference between the cost basis for financial statement and federal income tax purposes for Aptus Enhanced Yield ETF.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. At April 30, 2024, the Funds did not elect to defer any post-October capital losses or late-year ordinary losses.
As of April 30, 2024, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Aptus Collared Investment Opportunity ETF	$27,251,136	$23,974,833
Aptus Defined Risk ETF	55,250,941	43,921,550
Aptus Drawdown Managed Equity ETF	60,923,014	28,254,258
Aptus Enhanced Yield ETF	26,004,898	59,721
Aptus International Enhanced Yield ETF	19,734,380	21,404,971
Aptus Large Cap Enhanced Yield ETF	1,737,798	—
Opus Small Cap Value ETF	9,738,148	4,711,867

During the fiscal year/period ended April 30, 2024, the Funds did not utilize any short-term or long-term capital loss carryforwards that were available as of April 30, 2023. Utilization of capital loss carryforwards acquired by Aptus Drawdown Managed Equity ETF in connection with the reorganization during the fiscal year ended April 30, 2020 will be subject to limitations because of an ownership change.
The tax character of distributions paid by the Funds during the year/period ended April 30, 2024 and year/period ended April 30, 2023 was as follows:

	Year/Period(1) Ended April 30, 2024			Year/Period(2) Ended April 30, 2023
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Aptus Collared Investment Opportunity ETF	$4,472,807	$ —	$ —	$7,687,025	$ —	$ —
Aptus Defined Risk ETF	16,700,472	—	—	17,431,596	—	—
Aptus Drawdown Managed Equity ETF	1,371,611	—	—	2,468,669	—	—
Aptus Enhanced Yield ETF	32,408,776	—	—	10,144,977	—	—

42

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)

	Year/Period(1) Ended April 30, 2024			Year/Period(2) Ended April 30, 2023
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Aptus International Enhanced Yield ETF	4,192,887	—	—	2,767,957	—	—
Aptus Large Cap Enhanced Yield ETF	2,140,999	—	—	N/A	N/A	N/A
Opus Small Cap Value ETF	3,921,020	—	—	2,979,351	—	—

(1)	Information for Aptus Large Cap Enhanced Yield ETF is for the period from June 13, 2023 to April 30, 2024.
(2)	Information for Aptus Enhanced Yield ETF is for the period from October 31, 2022 to April 30, 2023.
NOTE 7 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.
The Funds may purchase put options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, purchase call options on the Cboe Volatility Index®, or utilize a combination of purchased and written (sold) put options (known as a “spread”) to limit the Funds’ exposure to equity market declines. The Funds may write (sell) call options on individual stocks, on an index tracking a portfolio of U.S. equity securities, or on one or more other ETFs that principally invest in U.S. equity securities, or utilize a combination of purchased and written (sold) call options (spread) to generate premium from such options.
Aptus Collared Investment Opportunity ETF’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.
Aptus Defined Risk ETF’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”), or on one or more other U.S. fixed-income ETFs that provide exposure to either high yield or investment grade bonds (the “Underlying Bond ETFs”) (each, a “reference asset”). The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread). Additionally, Underlying Equity ETFs, Underlying Bond ETFs, or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities. The Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
Aptus Drawdown Managed Equity ETF seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). In addition to purchasing Equity Puts, the Adviser may write (sell) Equity Puts. The Adviser also may purchase or write (sell) exchange-listed call options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio

43

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
of U.S. equity securities (“Equity Calls”). In addition to or in lieu of such Equity Puts or Equity Calls, the Adviser may utilize a combination of purchased and written (sold) put or call options (known as a “spread”) on individual equity securities, one or more equity indexes or ETFs, or the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call options at the time of investment.
When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statements of Assets and Liabilities as an investment and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.
A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
A written (sold) put option gives the seller the obligation to buy shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the underlying asset depreciates below the strike price as of the expiration date, the writer (seller) of the put option pays the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset appreciates in value, the put option may end up worthless and the writer (seller) of the call option retains the premium.
When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. The Funds, as a writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
For financial statement purposes, cash held at the broker for options is included in the Statements of Assets and Liabilities as deposits at broker for written options. Broker interest received and paid by the Funds, if any, is included as interest income and expense, respectively, in the Statements of Operations. As collateral for its written options, the Aptus Drawdown Managed Equity ETF maintains segregated assets consisting of cash, cash equivalents, or liquid securities (e.g. Permissible Assets). Segregated cash is included as restricted cash for options in the Statement of Assets and Liabilities. The Adviser may earmark or instruct the Fund’s custodian to segregate Permissible Assets in an amount at least equal to the market value, calculated on a daily basis, of the written options. Alternatively, a written call option contract can be “covered” through (a) ownership of the underlying instruments or (b) ownership of an option on such instruments at an exercise price equal to or lower than the exercise price of the short option, and a written put option contract can be “covered” (a) through ownership of a put option with an exercise price at least equal to the Fund’s delivery or purchase obligation or (b) through selling short the underlying instrument at a price at least equal to the Fund’s purchase obligation.

44

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
The average monthly value of derivative activity during the current fiscal period was as follows:

Purchased Options	Average Value
Aptus Collared Investment Opportunity ETF	$13,356,067
Aptus Defined Risk ETF	22,773,000
Aptus Drawdown Managed Equity ETF	1,242,167

Written Options
Aptus Collared Investment Opportunity ETF	$(5,770,725)
Aptus Defined Risk ETF	(2,020,725)
Aptus Drawdown Managed Equity ETF	(569,292)

Due to the absence of a master netting agreement related to the Funds’ participation in purchasing and writing options, no additional offsetting disclosures have been made on behalf of the Funds.
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The effect of derivative instruments on the Statements of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	$29,459,750
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	41,487,250
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	Investments in unaffiliated securities, at value	2,384,250

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	Written option contracts, at value	$(9,949,670)
Aptus Defined Risk ETF	Equity Contracts - Written Options	Written option contracts, at value	(7,075,400)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	Written option contracts, at value	(1,454,250)

The effect of derivative instruments on the Statements of Operations for the current fiscal period were as follows:

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus Collared Investment Opportunity ETF	Equity Contracts - Purchased Options	$(33,044,322)*	$5,983,827**
Aptus Collared Investment Opportunity ETF	Equity Contracts - Written Options	19,156,158	(1,680,696)
Aptus Defined Risk ETF	Equity Contracts - Purchased Options	18,382,775)*	2,037,679**

45

Aptus ETFs
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)

Fund	Derivatives Investment Type	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Aptus Defined Risk ETF	Equity Contracts - Written Options	1,905,452	(237,776)
Aptus Drawdown Managed Equity ETF	Equity Contracts - Purchased Options	(4,622,339)*	347,443**
Aptus Drawdown Managed Equity ETF	Equity Contracts - Written Options	2,793,657	(267,162)

*	Included in net realized gain (loss) on investments in unaffiliated securities as reported in the Statements of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities as reported in the Statements of Operations.
NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, each payable to the Custodian. The fixed creation fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets.
NOTE 9 – RISKS
Concentration Risk. To the extent that the Funds invest more heavily in particular industries or sectors of the economy, their performance will be especially sensitive to developments that significantly affect those industries or sectors.
Other Investment Companies Risk. The risks of Aptus Defined Risk ETF and Aptus International Enhanced Yield ETF investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, each Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objectives.

46

Aptus ETFs
Additional Information (Unaudited)
1.	Federal Tax Information
For the fiscal year/period ended April 30, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	35.32%
Aptus Large Cap Enhanced Yield ETF	40.51%
Opus Small Cap Value ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year/period ended April 30, 2024 was as follows:

Aptus Collared Investment Opportunity ETF	100.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	100.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	39.58%
Opus Small Cap Value ETF	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Collared Investment Opportunity ETF	0.00%
Aptus Defined Risk ETF	0.00%
Aptus Drawdown Managed Equity ETF	0.00%
Aptus Enhanced Yield ETF	0.00%
Aptus International Enhanced Yield ETF	0.00%
Aptus Large Cap Enhanced Yield ETF	0.00%
Opus Small Cap Value ETF	0.00%

2.	INFORMATION ABOUT PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.aptusetfs.com. Furthermore, you may obtain Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com daily.
3.	INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

47

Aptus ETFs
Additional Information (Unaudited)(Continued)
4.	FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available without charge, on the Funds’ website at www.aptusetfs.com.

48

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/08/2025

* Print the name and title of each signing officer under his or her signature.